Income Tax Expense (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense [Abstract]
Tax losses carried forward	$ 4,183,600	$ 3,115,968	$ 3,115,968